Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Start-up costs	$ 791,079	$ 4,417
Net operating loss carryforwards	39,259	1,005
Total deferred tax assets	830,338	5,422
Valuation allowance	(830,338)	(5,422)
Deferred tax assets, net of allowance